Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
4.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institution. Cash and cash equivalents balance as of December 31, 2019 and 2020 primarily consist of the following currencies:

	As of December 31, 2019		As of December 31, 2020
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	569,772	569,772	150,967	150,967
US$	57,720	402,666	54,122	353,141
Total		972,438		504,108